Fair Value Measurements - Other Fair Value Measurements (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Long-term Debt	$ 2,511.0	$ 2,510.9